STOCK OPTION RESERVE (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Stock based compensation expense	$ 769	$ 1,176
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Begiining balance		11,659
Stock based compensation expense
Ending balance		11,659
Stock Option Reserve [Member]
IfrsStatementLineItems [Line Items]
Begiining balance	21,204	16,928
Stock based compensation expense	769	1,176
Ending balance	$ 21,973	$ 18,104